Description of the Plan (Details) - EBP 006	6 Months Ended	12 Months Ended
	Jun. 22, 2026 USD ($)	Dec. 31, 2025 USD ($) year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Participant compensation matched, minimum service period		30 days
Automatic deferral rate, annual increase		1.00%
Matching percentage		50.00%
Participant compensation matched, percentage		8.00%
Maximum vesting age | year		65
Vesting period		3 years
Investment allocation election percentage in mutual funds and common/collective trust		100.00%
Investment allocation election percentage in company stock fund		20.00%
Involuntary cash-out installment period		15 years
Involuntary cash-out limit		$ 1,000
Forfeited nonvested account		185,773	$ 53,052
Forfeited nonvested account, decrease from employer contribution		663,101
Forfeited nonvested account, decrease from administrative expense		1,621
Maximum borrowing, amount		$ 50,000
Maximum borrowing, to total account, percentage		50.00%
Administrative fees		$ 445,161
Subsequent Event
EBP, Description of Plan [Line Items]
Forfeited nonvested account, decrease from employer contribution	$ 249,816
Minimum
EBP, Description of Plan [Line Items]
Automatic deferral rate		8.00%
Involuntary cash-out limit		$ 1,000
Participant loan, interest rate		4.25%
Minimum | EBP, Participant Contribution, Traditional Plan
EBP, Description of Plan [Line Items]
Percentage of annual compensation elected to defer		1.00%
Minimum | EBP, Participant Contribution, Roth Plan
EBP, Description of Plan [Line Items]
Percentage of annual compensation elected to defer		1.00%
Maximum
EBP, Description of Plan [Line Items]
Automatic deferral rate		12.00%
Involuntary cash-out limit		$ 5,000
Participant loan, interest rate		9.50%
Maximum | EBP, Participant Contribution, Traditional Plan
EBP, Description of Plan [Line Items]
Percentage of annual compensation elected to defer		75.00%
Maximum | EBP, Participant Contribution, Roth Plan
EBP, Description of Plan [Line Items]
Percentage of annual compensation elected to defer		75.00%